FIDELITY
DESTINY
PORTFOLIOS:
DESTINY I
DESTINY II
Semiannual Report

March 31, 1999

FIDELITY
DESTINY
PORTFOLIOS:
DESTINY I
DESTINY II

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Abigail P. Johnson, VICE PRESIDENT
George A. Vanderheiden, VICE PRESIDENT (DESTINY I)
Beth Terrana, VICE PRESIDENT (DESTINY II)
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
State Street Bank and Trust Company
Boston, MA

* INDEPENDENT  TRUSTEES

 DES-SANN-0599
 1.702317.101

(RECYCLE_LOGO)Printed on recycled paper
6i-76041


CONTENTS


SEMIANNUAL REPORT
PERFORMANCE             4   How the funds have done over
                            time.

FUND TALK               6   The managers' review of the
                            funds' performance,
                            strategy and outlook.

INVESTMENT CHANGES      12  A summary of major shifts in
                            the funds' investments  over
                            the past six months.

DESTINY I

 INVESTMENTS            13  A complete list of the fund's
                            investments  with their
                            market values.

 FINANCIAL STATEMENTS   19  Statements of assets and
                            liabilities, operations, and
                             changes in net assets, as
                            well as financial highlights.

DESTINY II

 INVESTMENTS            23  A complete list of the fund's
                            investments  with their
                            market values.

 FINANCIAL STATEMENTS   29  Statements of assets and
                            liabilities, operations, and
                             changes in net assets, as
                            well as financial highlights.

NOTES                   33  Notes to the financial
                            statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS
REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FIDELITY DESTINY PORTFOLIOS: DESTINY I

PERFORMANCE: THE BOTTOM LINE


$10,000 OVER 10 YEARS
             Destiny I                   S&P 500
             00006                       SP001
  1989/03/31      10000.00                    10000.00
  1989/04/30      10456.30                    10519.00
  1989/05/31      11098.22                    10945.02
  1989/06/30      10850.73                    10882.63
  1989/07/31      11577.73                    11865.33
  1989/08/31      11891.15                    12097.90
  1989/09/30      11988.02                    12048.29
  1989/10/31      11584.39                    11768.77
  1989/11/30      11640.89                    12008.86
  1989/12/31      11573.46                    12297.07
  1990/01/31      10881.11                    11471.94
  1990/02/28      11111.89                    11619.92
  1990/03/31      11351.23                    11927.85
  1990/04/30      10983.68                    11629.66
  1990/05/31      12197.44                    12763.55
  1990/06/30      12171.80                    12676.75
  1990/07/31      11829.89                    12636.19
  1990/08/31      10618.48                    11493.88
  1990/09/30       9902.83                    10934.13
  1990/10/31       9831.26                    10887.11
  1990/11/30      10672.15                    11590.42
  1990/12/31      11208.89                    11913.79
  1991/01/31      12416.55                    12433.23
  1991/02/28      13275.34                    13322.21
  1991/03/31      13588.43                    13644.60
  1991/04/30      13758.40                    13677.35
  1991/05/31      14581.40                    14268.21
  1991/06/30      13624.22                    13614.73
  1991/07/31      14527.73                    14249.17
  1991/08/31      15020.61                    14586.88
  1991/09/30      14767.29                    14343.28
  1991/10/31      14701.62                    14535.48
  1991/11/30      13800.95                    13949.70
  1991/12/31      15571.50                    15545.54
  1992/01/31      15739.79                    15256.40
  1992/02/29      16313.95                    15454.73
  1992/03/31      15947.67                    15153.36
  1992/04/30      16521.83                    15598.87
  1992/05/31      16660.42                    15675.31
  1992/06/30      16373.34                    15441.74
  1992/07/31      17036.59                    16073.31
  1992/08/31      16584.92                    15743.81
  1992/09/30      16751.99                    15929.59
  1992/10/31      16651.75                    15985.34
  1992/11/30      17453.70                    16530.44
  1992/12/31      17930.94                    16733.76
  1993/01/31      18484.66                    16874.33
  1993/02/28      18543.57                    17103.82
  1993/03/31      19462.50                    17464.71
  1993/04/30      19580.31                    17042.06
  1993/05/31      20134.02                    17498.79
  1993/06/30      20287.18                    17549.54
  1993/07/31      20546.36                    17479.34
  1993/08/31      21254.20                    18141.81
  1993/09/30      21254.20                    18002.11
  1993/10/31      22035.79                    18374.76
  1993/11/30      21897.12                    18200.20
  1993/12/31      22668.13                    18420.42
  1994/01/31      24111.01                    19046.71
  1994/02/28      23746.92                    18530.55
  1994/03/31      22627.67                    17722.62
  1994/04/30      23301.92                    17949.47
  1994/05/31      23477.22                    18243.84
  1994/06/30      22816.46                    17796.86
  1994/07/31      23571.61                    18380.60
  1994/08/31      24636.92                    19134.20
  1994/09/30      23868.28                    18665.42
  1994/10/31      24394.19                    19085.39
  1994/11/30      23558.13                    18390.30
  1994/12/31      23672.17                    18663.03
  1995/01/31      23899.01                    19146.96
  1995/02/28      24709.15                    19893.12
  1995/03/31      25405.86                    20480.16
  1995/04/30      26361.82                    21083.30
  1995/05/31      27593.23                    21926.00
  1995/06/30      28532.99                    22435.34
  1995/07/31      29553.76                    23179.30
  1995/08/31      29813.00                    23237.48
  1995/09/30      30428.71                    24218.10
  1995/10/31      30671.75                    24131.64
  1995/11/30      31546.69                    25191.02
  1995/12/31      32419.09                    25676.20
  1996/01/31      33024.57                    26550.22
  1996/02/29      32903.48                    26796.34
  1996/03/31      32816.98                    27054.39
  1996/04/30      33439.76                    27453.17
  1996/05/31      34166.33                    28161.19
  1996/06/30      34408.53                    28268.48
  1996/07/31      33353.26                    27019.58
  1996/08/31      33630.05                    27589.42
  1996/09/30      35308.10                    29142.15
  1996/10/31      36657.45                    29945.89
  1996/11/30      39442.65                    32209.51
  1996/12/31      38431.43                    31571.43
  1997/01/31      40311.75                    33544.02
  1997/02/28      40676.30                    33807.00
  1997/03/31      38584.92                    32417.87
  1997/04/30      40522.80                    34353.22
  1997/05/31      43132.23                    36444.64
  1997/06/30      44513.68                    38077.36
  1997/07/31      47890.58                    41107.18
  1997/08/31      46163.76                    38804.36
  1997/09/30      48120.83                    40929.67
  1997/10/31      47142.29                    39562.62
  1997/11/30      48849.93                    41393.97
  1997/12/31      50316.14                    42104.71
  1998/01/31      50507.70                    42570.39
  1998/02/28      53764.20                    45640.56
  1998/03/31      55509.52                    47977.82
  1998/04/30      55403.10                    48460.47
  1998/05/31      54934.84                    47627.44
  1998/06/30      56339.61                    49562.06
  1998/07/31      56531.16                    49034.23
  1998/08/31      49188.07                    41944.86
  1998/09/30      52316.87                    44631.85
  1998/10/31      56318.32                    48262.20
  1998/11/30      59915.37                    51187.37
  1998/12/31      63212.60                    54136.79
  1999/01/31      63822.44                    56400.79
  1999/02/28      60867.05                    54647.85
  1999/03/31      62438.57                    56834.31
IMATRL PRASUN   SHR__CHT 19990331 19990409 094116 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny I on March 31, 1989. As the chart shows, by March 31, 1999, the value of the investment would have grown to $62,439 - a 524.39% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $56,834 - a 468.34% increase.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED  MARCH 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

DESTINY I                       19.35%         12.48%       175.94%       524.39%

S&P 500 (registered trademark)  27.34%         18.46%       220.69%       468.34%

Lipper Growth Funds Average     28.23%         13.56%       158.00%       372.71%


AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  MARCH 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

DESTINY I                       12.48%       22.51%        20.10%

$50/month 15-Year Plan          -46.23%      18.09%        18.53%

S&P 500                         18.46%       26.25%        18.98%

Lipper Growth  Funds Average    13.56%       20.36%        16.32%

The charts above show Destiny I total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Fidelity Systematic Investment Plans (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends.

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares.

FIDELITY DESTINY PORTFOLIOS: DESTINY II

PERFORMANCE: THE BOTTOM LINE


$10,000 OVER 10 YEARS
             Destiny II                  S&P 500
             00306                       SP001
  1989/03/31      10000.00                    10000.00
  1989/04/30      10578.03                    10519.00
  1989/05/31      11245.40                    10945.02
  1989/06/30      10846.03                    10882.63
  1989/07/31      11497.64                    11865.33
  1989/08/31      11865.02                    12097.90
  1989/09/30      11931.68                    12048.29
  1989/10/31      11542.84                    11768.77
  1989/11/30      11653.94                    12008.86
  1989/12/31      11751.23                    12297.07
  1990/01/31      10987.02                    11471.94
  1990/02/28      11192.77                    11619.92
  1990/03/31      11469.06                    11927.85
  1990/04/30      11116.35                    11629.66
  1990/05/31      12386.12                    12763.55
  1990/06/30      12409.63                    12676.75
  1990/07/31      11968.74                    12636.19
  1990/08/31      10673.76                    11493.88
  1990/09/30       9877.12                    10934.13
  1990/10/31       9805.24                    10887.11
  1990/11/30      10811.52                    11590.42
  1990/12/31      11454.81                    11913.79
  1991/01/31      12740.98                    12433.23
  1991/02/28      13737.32                    13322.21
  1991/03/31      14172.08                    13644.60
  1991/04/30      14449.85                    13677.35
  1991/05/31      15271.07                    14268.21
  1991/06/30      14190.20                    13614.73
  1991/07/31      15186.53                    14249.17
  1991/08/31      15783.27                    14586.88
  1991/09/30      15513.75                    14343.28
  1991/10/31      15448.02                    14535.48
  1991/11/30      14448.83                    13949.70
  1991/12/31      16199.88                    15545.54
  1992/01/31      16511.95                    15256.40
  1992/02/29      17205.44                    15454.73
  1992/03/31      16678.39                    15153.36
  1992/04/30      17240.11                    15598.87
  1992/05/31      17503.64                    15675.31
  1992/06/30      17115.29                    15441.74
  1992/07/31      17801.84                    16073.31
  1992/08/31      17285.36                    15743.81
  1992/09/30      17338.71                    15929.59
  1992/10/31      17331.09                    15985.34
  1992/11/30      18199.93                    16530.44
  1992/12/31      18708.18                    16733.76
  1993/01/31      19354.12                    16874.33
  1993/02/28      19401.97                    17103.82
  1993/03/31      20215.37                    17464.71
  1993/04/30      20215.37                    17042.06
  1993/05/31      20917.12                    17498.79
  1993/06/30      21100.53                    17549.54
  1993/07/31      21299.90                    17479.34
  1993/08/31      22082.09                    18141.81
  1993/09/30      22140.18                    18002.11
  1993/10/31      22970.02                    18374.76
  1993/11/30      22878.74                    18200.20
  1993/12/31      23723.13                    18420.42
  1994/01/31      25217.30                    19046.71
  1994/02/28      24911.47                    18530.55
  1994/03/31      23696.92                    17722.62
  1994/04/30      24404.68                    17949.47
  1994/05/31      24579.44                    18243.84
  1994/06/30      23854.20                    17796.86
  1994/07/31      24631.86                    18380.60
  1994/08/31      25759.04                    19134.20
  1994/09/30      24946.42                    18665.42
  1994/10/31      25488.17                    19085.39
  1994/11/30      24675.55                    18390.30
  1994/12/31      24785.40                    18663.03
  1995/01/31      25045.04                    19146.96
  1995/02/28      25863.89                    19893.12
  1995/03/31      26562.92                    20480.16
  1995/04/30      27531.57                    21083.30
  1995/05/31      28769.84                    21926.00
  1995/06/30      29738.49                    22435.34
  1995/07/31      30757.06                    23179.30
  1995/08/31      31026.69                    23237.48
  1995/09/30      31675.78                    24218.10
  1995/10/31      31935.42                    24131.64
  1995/11/30      32804.21                    25191.02
  1995/12/31      33698.32                    25676.20
  1996/01/31      34328.20                    26550.22
  1996/02/29      34181.23                    26796.34
  1996/03/31      34065.75                    27054.39
  1996/04/30      34695.63                    27453.17
  1996/05/31      35419.98                    28161.19
  1996/06/30      35650.94                    28268.48
  1996/07/31      34611.64                    27019.58
  1996/08/31      34895.09                    27589.42
  1996/09/30      36564.26                    29142.15
  1996/10/31      37887.00                    29945.89
  1996/11/30      40752.93                    32209.51
  1996/12/31      39716.35                    31571.43
  1997/01/31      41597.83                    33544.02
  1997/02/28      42042.54                    33807.00
  1997/03/31      39921.60                    32417.87
  1997/04/30      41803.08                    34353.22
  1997/05/31      44402.95                    36444.64
  1997/06/30      45737.09                    38077.36
  1997/07/31      49123.75                    41107.18
  1997/08/31      47310.69                    38804.36
  1997/09/30      49260.59                    40929.67
  1997/10/31      48268.53                    39562.62
  1997/11/30      50047.39                    41393.97
  1997/12/31      51488.10                    42104.71
  1998/01/31      51674.79                    42570.39
  1998/02/28      55109.82                    45640.56
  1998/03/31      56864.67                    47977.82
  1998/04/30      56565.97                    48460.47
  1998/05/31      55856.57                    47627.44
  1998/06/30      58955.56                    49562.06
  1998/07/31      59440.94                    49034.23
  1998/08/31      50255.97                    41944.86
  1998/09/30      52533.55                    44631.85
  1998/10/31      56640.65                    48262.20
  1998/11/30      60449.05                    51187.37
  1998/12/31      65962.05                    54136.79
  1999/01/31      68322.80                    56400.79
  1999/02/28      66610.10                    54647.85
  1999/03/31      69480.03                    56834.31
IMATRL PRASUN   SHR__CHT 19990331 19990409 094229 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny II on March 31, 1989. As the chart shows, by March 31, 1999, the value of the investment would have grown to $69,480 - a 594.80% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $56,834 - a 468.34% increase.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED  MARCH 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Destiny II                      32.26%         22.18%       193.20%       594.80%

S&P 500                         27.34%         18.46%       220.69%       468.34%

Lipper Growth Funds Average     28.23%         13.56%       158.00%       372.71%


AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  MARCH 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Destiny II                      22.18%       24.00%        21.39%

$50/month 15-Year Plan          -41.60%      19.53%        19.80%

S&P 500                         18.46%       26.25%        18.98%

Lipper Growth Funds Average     13.56%       20.36%        16.32%

The charts above show Destiny II total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Fidelity Systematic Investment Plans (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends.

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares.

FIDELITY DESTINY PORTFOLIOS: DESTINY I

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
On the heels of a dramatic late summer slump, stocks forged a spirited comeback over the six-month period that ended March 31, 1999. In a time where volatility was the rule, the Standard &
Poor's 500 Index posted an impressive 27.34% return. Similarly, the NASDAQ, seemingly bent on re-writing the record books, returned 45.57% for the same period. Amid the tumult in global economies early in the period, investors fled stocks, seeking refuge in U.S. Treasuries and driving their yields to a 30-year low. In the fall, to inoculate the U.S. economy against the global contagion, the Federal Reserve Board provided faltering domestic equity markets with the stimulus they needed, in the form of three 0.25% interest-rate cuts. Led by high-flying Internet and technology issues, and buoyed by strong consumer spending entering the new year, the S&P
500, Dow Jones Industrial Average and NASDAQ soared to record highs in January. Investors, although steadied by the belief that the U.S.
economy was less inflation prone and unlikely to experience a dramatic downturn, were still not convinced. This uncertainty fueled the volatility in the marketplace over the last two months of the period as many cautious investors chose to take profits. Others migrated toward the perceived predictability of large-company stocks, which helped the Dow pass the 10,000-mark en route to closing out the period up 25.80%.

(photograph of George A. Vanderheiden)

An interview with
George A. Vanderheiden,
Portfolio Manager of
Fidelity Destiny I Portfolio

Q. HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS, GEORGE?

A. It was a disappointing period overall. Although the fund returned 19.35% for the six months ending March 31, 1999, it underperformed both its benchmark and its peers. During the period, the Standard & Poor's 500 Index returned 27.34%, while the growth funds average, as measured by Lipper Inc., was 28.23%. The fund also underperformed its benchmark and peer group over the past 12 months. For the one-year period ending March 31, 1999, the fund's return was 12.48%, while the S&P 500 and the growth funds average returned 18.46% and 13.56%, respectively.

Q. WHAT WERE SOME OF THE REASONS WHY IT PROVED TO BE SUCH A
CHALLENGING PERIOD FOR THE FUND?

A. Probably the main cause for the fund's underperformance was that over the course of the period I tilted the fund toward value stocks. Stocks with value characteristics can be defined as those that are misperceived or mispriced by the market, where the company's fundamentals argue for a higher valuation. This shift is not a new approach for me. I've used the approach of tilting the fund toward value when I thought value was attractive relative to growth, just as I've tilted toward growth at the expense of value. I've used this approach many times during the 19 years that I've been running the fund. In this case, however, perhaps my prediction was a bit early. Over the past six months - particularly since the October low - it remained a growth-oriented market. Growth was generally the only thing that worked. Small-cap stocks didn't work. Value didn't work. It was just a very narrow, one-sided market. To illustrate, 77% of the S&P 500's return in the first quarter of 1999 came from its top 10 stocks. But I still think that value is the most attractive part of the market, as I'll discuss in more detail later in this report in the callout box (SEE PAGE 8).

Q. WHAT ELSE CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE?

A. The fund's underweighting in large-cap technology positions relative to the S&P 500 was certainly a big factor. Technology drove the index throughout the period. In fact, nine of the top-10 best-performing stocks in the S&P 500 for 1998 were technology stocks. But I think technology has seen its peak. During the period, I felt that tech valuations were already very stretched - meaning that their values were inflated. And I also believe that the bump we've seen in capital spending to resolve Y2K issues is going to go away. Once these Year 2000 issues have been resolved, I think you'll see a flattening in sales for much of the technology sector.

Q. WHAT WERE SOME OF THE BRIGHT SPOTS FOR THE FUND, GEORGE?

A. Strong stock selection in the retail and utilities sectors contributed a great deal to the fund's overall return. In the retail sector, Wal-Mart continued to shine. Its domestic focus and strong earnings gains made it an attractive holding during downturns and disruptions in foreign markets. Home Depot was another retail pick that contributed well to fund performance, for the same reasons as Wal-Mart. One example of a utility stock that has had a persistent run of outstanding performance is U.K.-based telecommunications company Vodafone, which benefited from solid earnings growth. Technology holding Solectron, a regular in the portfolio for several years, also performed well. The company is a contract electronic manufacturer - meaning technology companies outsource their manufacturing to Solectron. This stock has gone up 10-fold since I first started buying it in 1992.

Q. THE FUND TYPICALLY OWNS A SIZABLE PERCENTAGE OF FIXED-INCOME
INVESTMENTS. HOW DID THE BOND PORTION OF THE PORTFOLIO FARE OVER THE PAST SIX MONTHS?

A. Having any sizable stake in bonds over the last six months - as the fund did - hurt performance relative to the S&P 500. Earlier in the period, I began to sell bonds when yields dropped below 5% and prices were at high levels - to the fund's benefit - reducing the portfolio's bond exposure from about 13% to approximately 8% by the end of the period. After the aggressive easing of monetary policy by the Federal Reserve Board in the fall of 1998, equity markets skyrocketed to new highs. Given the attractive returns of stocks, fixed-income investments paled in comparison. This caused bond prices to drop and yields to increase before I could reduce the fund's stake further. That said, I do think the environment for bonds is once again starting to look attractive. Japanese selling of U.S. Treasuries has subsided - in fact, the Japanese are now major buyers - while the supply of Treasuries is poised to shrink as the U.S. government retires additional debt. Those are indications of an impending positive supply/demand balance in the bond market.

Q. WHICH STOCKS TURNED IN A DISAPPOINTING
SIX-MONTH PERFORMANCE?

A. Philip Morris was the largest relative detractor to performance. Its stock was punished in light of the company's ongoing litigation battles. However, its operating profits were still tremendous and I believe its price has bottomed. Fannie Mae and Freddie Mac, which help provide housing-related financial services for low and moderate income families, both underperformed expectations. A coalition of big banks and mortgage companies are lobbying in Washington to limit the fee income that Fannie Mae and Freddie Mac receive from technology developments that immediately tell whether an applicant is eligible for a loan. This process used to take days, but now it can be done in mere minutes, which has brought the cost down astronomically. This puts a small bank - with access to this new technology - on the same playing field as a big bank, and the big banks don't like it. Although I don't think this coalition will succeed, it has caused nervous investor sentiment around the stock, but I remain bullish about Fannie Mae's and Freddie Mac's prospects.

Q. WHAT IS YOUR OUTLOOK FOR THE FUND DURING THE NEXT FEW MONTHS,
GEORGE?

A. As I mentioned earlier, I believe value stocks - such as the economically sensitive cyclicals - are ready to make a move. The world economy appears to have improved, the U.S. economy continues to grow, and we're starting to see pricing power - the ability to raise prices
- across cyclical industries such as airlines, homebuilders, chemicals and several others. This environment bodes well for the future of value, and that's where I'll be focusing my investment strategy in the immediate future.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks capital growth

START DATE: July 10, 1970

SIZE: as of March 31, 1999,
more than $7.1 billion

MANAGER: George Vanderheiden, since 1980;
manager, Fidelity Destiny II Fund, 1985-1998;
joined Fidelity in 1971

GEORGE VANDERHEIDEN ON HIS SHIFT
FROM GROWTH TO VALUE STOCKS:

"There are a couple of reasons why I'm making a transition from growth to value. First, when the corporate earnings outlook is slipping, growth tends to outperform value. This is because growth becomes scarcer, so investors lean toward companies with consistently strong growth prospects year after year. When earnings get better, you can find growth in many more places, not just a narrow band of growth stocks. That's when value stocks start to rebound, which I feel is happening now. The rate of earnings growth bottomed out in the third quarter of 1998, then improved in the fourth quarter and in the first quarter of 1999. We had 122 interest-rate cuts in 75 countries since last October. This massive reflationary effort - the attempt to jump start global economies - is the bull case for value and cyclical stocks.

"Over the past three decades, each time we had shifts from growth to value, they happened right when we saw the first quarter of improved earnings. The other indicator of a trend toward value is increased pricing power - a company's ability to price their products higher than inflation.
That also translates to increased earnings.
Currently, cyclical industries are gaining pricing power. If this pricing sticks, these companies can surprise on the upside, and that's why I've tilted the fund to be a more value-oriented portfolio."

FIDELITY DESTINY PORTFOLIOS: DESTINY II

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
On the heels of a dramatic late summer slump, stocks forged a spirited comeback over the six-month period that ended March 31, 1999. In a time where volatility was the rule, the Standard &
Poor's 500 Index posted an impressive 27.34% return. Similarly, the NASDAQ, seemingly bent on re-writing the record books, returned 45.57% for the same period. Amid the tumult in global economies early in the period, investors fled stocks, seeking refuge in U.S. Treasuries and driving their yields to a 30-year low. In the fall, to inoculate the U.S. economy against the global contagion, the Federal Reserve Board provided faltering domestic equity markets with the stimulus they needed, in the form of three 0.25% interest-rate cuts. Led by high-flying Internet and technology issues, and buoyed by strong consumer spending entering the new year, the S&P
500, Dow Jones Industrial Average and NASDAQ soared to record highs in January. Investors, although steadied by the belief that the U.S.
economy was less inflation prone and unlikely to experience a dramatic downturn, were still not convinced. This uncertainty fueled the volatility in the marketplace over the last two months of the period as many cautious investors chose to take profits. Others migrated toward the perceived predictability of large-company stocks, which helped the Dow pass the 10,000-mark en route to closing out the period up 25.80%.

(photograph of Beth Terrana)

An interview with
Beth Terrana, Portfolio
Manager of Fidelity
Destiny II Portfolio

Q. HOW DID THE FUND PERFORM, BETH?

A. The fund performed very well during the period. For the six-months ending March 31, 1999, Destiny II returned 32.26%. This outperformed both the Standard & Poor's 500 Index and the growth funds average, as measured by Lipper Inc., which returned 27.34% and 28.23%, respectively, during the same period. The fund also outperformed its benchmark and peer group over the past 12 months. For the one-year period ending March 31, 1999 the fund returned 22.18%, the S&P 500 returned 18.46% and the growth funds average had a 13.56% return.

Q. WHAT'S YOUR TAKE ON THE MARKET VOLATILITY WE'VE SEEN OVER THE PAST
SIX MONTHS?

A. Before the market correction that began last summer, U.S. stocks were reflecting a very rosy earnings outlook. However, in the third quarter of 1998, the market intensified its speculation that the economic turmoil in emerging countries would further slow the already softening domestic economy, pushing the U.S. into a recession. As one company after another reported weakening business conditions the stock market reacted, often violently. On the positive side, many high quality companies were unfairly penalized and this created a number of attractive buying opportunities.

Q. GIVEN THE VOLATILE MARKET OF RECENT MONTHS, HOW WAS THE FUND ABLE TO DELIVER SUCH STRONG PERFORMANCE?

A. The fund's outstanding performance was driven by focusing on companies with improving financial returns. Stock prices tend to follow returns, and improving returns generally lead to higher price/earnings multiples. In a world of slowing corporate profit growth, historically high valuations and volatile markets, it is critical to identify companies with improving financial returns. Even more important, I was successful at following my strategy of hitting singles and doubles, rather than trying for home runs - because trying for home runs also means a lot of strike-outs. Consequently, the fund had few dismal performers. This strategy of avoiding the losers was particularly effective over the past three months given the narrow breadth of the market, where the top 10 performers accounted for 77% of the S&P 500's return.

Q. WHAT WERE SOME OF THE FACTORS BEHIND THE FUND'S OUTPERFORMANCE OF BOTH ITS BENCHMARK - THE S&P 500 - AND ITS PEER GROUP DURING THE
PERIOD?

A. Destiny II outdistanced the S&P 500 and Lipper peers because of the fund's stock selection among large, industry-leading companies. Time Warner, the top contributor during the period, continued to be rewarded for its improving financial returns. MCI Worldcom and America Online, both big contributors to performance, benefited from the increasing penetration of the Internet as a viable medium through which people and businesses communicate. Advertising conglomerate Omnicom performed well; having a strong brand identity is crucial to many companies' success, and Omnicom can help build brand recognition. General Electric was also a strong-performing holding. GE has tremendous product lines with dominant share in most of its markets - attributes that were particularly appealing to nervous investors concerned with financial turmoil in emerging countries and the lofty valuation of U.S. equities.

Q. CHASE MANHATTAN AND AMERICAN EXPRESS WERE NEW ENTRIES INTO THE
FUND'S TOP-10 HOLDINGS. DOES THAT MEAN YOU ARE BULLISH ON THE FINANCE SECTOR IN GENERAL?

A. Not at this time. I actually reduced the fund's exposure to the finance sector because I was concerned that revenue growth was slowing in the industry, and it would prove difficult for some of the newly merged companies to drive down costs. At the same time, I think the growth of the Internet may either hurt banks' revenue growth or hurt their pricing. In my opinion, financial products that are currently sold in branches will increasingly be sold over the Web. Therefore, I felt the profit dynamics of the industry were deteriorating. Typically, I don't make sector bets. The fund's sector weights are almost always an outgrowth of bottom-up stock selection. Finance was really the only meaningful industry change I made over the six-month period.

Q. GIVEN YOUR IMPRESSIONS ABOUT THE FINANCE SECTOR, WHAT WAS YOUR
ATTRACTION TO CHASE MANHATTAN AND AMERICAN EXPRESS?

A. Chase Manhattan is a global financial services firm with markedly improved financial discipline and is poised to continue to take market share from smaller, less well-capitalized competitors. Even as the company's earnings declined during the Asian crisis last summer, Chase Manhattan continued to have a return on equity above the industry average. The market continues to underestimate the company's earnings power and growth rate. American Express is another well-managed business with a strong franchise and accelerating revenue growth. Over the past few years, it focused on the profitability of its credit card business and paid less attention to market share erosion. Now American Express is refocused on both profitability and card growth. Its travel businesses also performed well.

Q. WHICH STOCKS DID NOT PERFORM AS YOU HOPED?

A. CVS underperformed the market during the period. After its stock hit an all-time high last summer, the company stopped beating earnings estimates and improvements in return on investment stalled. There were also fears about the impact of the Internet on CVS. Many investors worried that online drug stores would take market share from traditional drugstore chains. However, I believe people want to speak to the pharmacist in person. So I'm not sure the consumer has a good reason to use the Web to fill a prescription. I continue to believe that strong pharmacy fundamentals will help CVS sustain double-digit earnings growth in 1999. Tobacco giant Philip Morris also underperformed, due almost entirely to its ongoing struggle with litigation. Disney suffered from slowing sales in Asia, from weaker-than-expected sales at the box-office, and from concerns with the opening of competing theme parks in the U.S. and the resulting impact on Disney's park attendance.

Q. WHAT IS YOUR OUTLOOK FOR THE FUND DURING THE NEXT FEW MONTHS?

A. I believe inflation will remain in check and that the U.S. economy will continue to be robust. Global attention will remain focused on the U.S. consumer. High employment levels, high personal income and low interest rates have made U.S. consumers one of the last strengths in the global economy, so their performance will heavily impact the direction of many economies. With improving economic and financial conditions in Asia, Latin America and many other parts of the world, we may see a broadening in the market. This could result in a move away from the narrow group of large-cap growth stocks that have been so dominant in recent years. Whatever the outcome, I will continue to choose stocks through fundamental, bottom-up analysis.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks capital growth

START DATE: December 30, 1985

SIZE: as of March 31, 1999,
more than $5.2 billion

MANAGER: Beth Terrana, since 1998; manager,
Fidelity Fund, since 1993; joined Fidelity in 1983

BETH TERRANA ON HOW THE INTERNET
BOOM IS CHANGING COMPANIES' BUSINESS MODELS:

"The market tends to focus on the Internet's obvious beneficiaries, such as America Online and Amazon.com. What many investors don't focus on is how the Internet can and will change the nature of logistics, distribution, employee training and customer interaction across multiple industries and business models. Those companies that can execute well will benefit from improved productivity and potentially dramatically decreased costs. This will allow them to reduce prices and increase market share in their respective industries, while simultaneously improving their profitability and asset utilization. The ability to reduce prices while maintaining profitability will be critical because the Internet will make pricing transparent; businesses and consumers will know what they can buy things for and what everyone else is selling them for. Consequently, the Internet may provide a way to completely reinvent historic business practices for many companies. Within all industries, the valuation gap between those companies using the Internet to improve their financial returns and increase their market share, and those that are not, may widen. As a portfolio manager, I have been successful at identifying companies in the midst of change and assessing whether their stock prices accurately reflect their new business conditions. I feel confident I can help Destiny II shareholders benefit from these revolutionary changes."


INVESTMENT CHANGES




TOP TEN EQUITY HOLDINGS - DESTINY I

AS OF MARCH 31, 1999           AS OF SEPTEMBER 30, 1998

Fannie Mae                     Fannie Mae

Philip Morris Companies, Inc.  Philip Morris Companies, Inc.

Freddie Mac                    Fleet Financial Group, Inc.

Fleet Financial Group, Inc.    Freddie Mac

Home Depot, Inc.               Wal-Mart Stores, Inc.

MCI WorldCom, Inc.             Home Depot, Inc.

Vodafone Group PLC sponsored   Vodafone Group PLC sponsored
ADR                            ADR

General Motors Corp.           MCI WorldCom, Inc.

Solectron Corp.                Columbia/HCA Healthcare Corp.

Wal-Mart Stores, Inc.          Solectron Corp.

TOP TEN EQUITY HOLDINGS - DESTINY II

AS OF MARCH 31, 1999   AS OF SEPTEMBER 30, 1998

Time Warner, Inc.      Time Warner, Inc.

General Electric Co.   General Electric Co.

Microsoft Corp.        Fannie Mae

MCI WorldCom, Inc.     Microsoft Corp.

Fannie Mae             Merck & Co., Inc.

Chase Manhattan Corp.  Tyco International Ltd.

American Express Co.   Freddie Mac

AT&T Corp.             MCI WorldCom, Inc.

Merck & Co., Inc.      Wal-Mart Stores, Inc.

Omnicom Group, Inc.    CVS Corp.


TOP FIVE MARKET SECTORS - DESTINY I

AS OF MARCH 31, 1999  % OF FUND'S INVESTMENTS  AS OF SEPTEMBER 30, 1998  % OF FUND'S INVESTMENTS

Finance                21.0%                   Finance                    20.3%

Technology             11.6%                   Technology                 10.6%

Health                 10.2%                   Utilities                  9.5%

Retail & Wholesale     9.0%                    Retail & Wholesale         8.4%

Utilities              8.0%                    Health                     8.4%



TOP FIVE MARKET SECTORS - DESTINY II

AS OF MARCH 31, 1999  % OF FUND'S INVESTMENTS  AS OF SEPTEMBER 30, 1998  % OF FUND'S INVESTMENTS

Technology             15.6%                   Finance                    17.1%

Finance                13.6%                   Technology                 14.4%

Media & Leisure        12.6%                   Health                     12.0%

Health                 10.7%                   Retail & Wholesale         10.2%

Utilities              10.3%                   Media & Leisure            9.8%


FIDELITY DESTINY PORTFOLIOS: DESTINY I

INVESTMENTS MARCH 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 88.2%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.3%

Boeing Co.                        656,100                    $ 22,389,413

BASIC INDUSTRIES - 1.5%

CHEMICALS & PLASTICS - 0.7%

Cabot Corp.                       461,500                     9,806,875

E.I. du Pont de Nemours and       553,800                     32,155,013
Co.

Praxair, Inc.                     95,800                      3,454,788

Raychem Corp.                     236,700                     5,340,544

                                                              50,757,220

IRON & STEEL - 0.1%

Aeroquip-Vickers, Inc.            55,900                      3,203,769

PACKAGING & CONTAINERS - 0.7%

Owens-Illinois, Inc. (a)          2,098,300                   52,457,500

PAPER & FOREST PRODUCTS - 0.0%

Willamette Industries, Inc.       77,700                      2,933,175

TOTAL BASIC INDUSTRIES                                        109,351,664

CONSTRUCTION & REAL ESTATE -
1.8%

BUILDING MATERIALS - 0.8%

Armstrong World Industries,       117,100                     5,291,456
Inc.

Newell Rubbermaid, Inc.           686,625                     32,614,688

Owens-Corning                     554,700                     17,646,394

Sherwin-Williams Co.              130,500                     3,670,313

                                                              59,222,851

CONSTRUCTION - 0.9%

Centex Corp.                      526,600                     17,575,275

D.R. Horton, Inc.                 504,580                     8,451,715

Fleetwood Enterprises, Inc.       365,307                     10,456,913

Kaufman & Broad Home Corp.        643,800                     14,525,738

Lennar Corp.                      496,950                     11,119,256

                                                              62,128,897

ENGINEERING - 0.1%

Fluor Corp.                       213,600                     5,767,200

TOTAL CONSTRUCTION & REAL                                     127,118,948
ESTATE



                                 SHARES                      VALUE (NOTE 1)

DURABLES - 5.2%

AUTOS, TIRES, & ACCESSORIES -
4.1%

AutoZone, Inc. (a)                306,400                    $ 9,306,900

Cummins Engine Co., Inc.          483,400                     17,190,913

Dana Corp.                        513,300                     19,505,400

Delphi Automotive Systems         163,700                     2,905,675
Corp. (a)

Discount Auto Parts, Inc. (a)     335,500                     7,213,250

Eaton Corp.                       190,800                     13,642,200

General Motors Corp.              1,694,107                   147,175,546

Goodyear Tire & Rubber Co.        274,900                     13,693,456

Lear Corp. (a)                    484,300                     20,673,556

Magna International, Inc.         408,800                     23,573,673
Class A

Republic Industries, Inc. (a)     1,724,900                   21,345,638

                                                              296,226,207

CONSUMER DURABLES - 0.1%

Minnesota Mining &                70,000                      4,952,500
Manufacturing Co.

CONSUMER ELECTRONICS - 0.1%

Gemstar International Group       20,000                      1,505,000
Ltd. (a)

U.S. Industries, Inc.             97,450                      1,601,834

Whirlpool Corp.                   95,800                      5,209,125

                                                              8,315,959

TEXTILES & APPAREL - 0.9%

Burlington Industries, Inc.       1,416,200                   9,382,325
(a)

Jones Apparel Group, Inc. (a)     315,000                     8,800,313

Liz Claiborne, Inc.               723,400                     23,600,925

NIKE, Inc. Class B                54,100                      3,120,894

Polo Ralph Lauren Corp.           102,200                     2,031,225
Class A (a)

Shaw Industries, Inc. (a)         39,700                      734,450

Warnaco Group, Inc. Class A       729,700                     18,014,469

                                                              65,684,601

TOTAL DURABLES                                                375,179,267

ENERGY - 6.6%

ENERGY SERVICES - 0.9%

Baker Hughes, Inc.                153,700                     3,736,831

Halliburton Co.                   688,200                     26,495,700

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

McDermott International, Inc.     574,100                    $ 14,531,906

Schlumberger Ltd.                 287,500                     17,303,906

                                                              62,068,343

OIL & GAS - 5.7%

Amerada Hess Corp.                928,100                     46,695,031

Apache Corp.                      176,600                     4,602,638

BP Amoco PLC sponsored ADR        1,046,540                   105,635,131

Chevron Corp.                     176,700                     15,626,906

Cooper Cameron Corp. (a)          315,300                     10,680,788

Elf Aquitaine SA sponsored ADR    107,764                     7,253,864

Exxon Corp.                       873,000                     61,601,063

Occidental Petroleum Corp.        1,864,000                   33,552,000

Royal Dutch Petroleum Co.         1,044,600                   54,319,200
(NY Registry Gilder 1.25)

Tosco Corp.                       1,798,900                   44,635,206

Total SA:

Class B                           67,156                      8,193,035

sponsored ADR                     135,636                     8,273,796

Union Pacific Resources           195,000                     2,315,625
Group, Inc.

USX-Marathon Group                159,800                     4,394,500

                                                              407,778,783

TOTAL ENERGY                                                  469,847,126

FINANCE - 21.0%

BANKS - 3.1%

Bank of Tokyo-Mitsubishi Ltd.     1,691,000                   23,220,126

Bank of Tokyo-Mitsubishi Ltd.     117,700                     1,655,156
ADR

Bank One Corp.                    941,290                     51,829,781

BankAmerica Corp.                 1,568,100                   110,747,063

BankBoston Corp.                  299,500                     12,972,094

Wells Fargo & Co.                 647,800                     22,713,488

                                                              223,137,708



                                 SHARES                      VALUE (NOTE 1)

CREDIT & OTHER FINANCE - 3.4%

Associates First Capital          144,200                    $ 6,489,000
Corp.  Class A

Fleet Financial Group, Inc.       5,926,060                   222,968,008

Household International, Inc.     225,500                     10,288,438

                                                              239,745,446

FEDERAL SPONSORED CREDIT - 9.3%

Fannie Mae                        6,081,900                   421,171,575

Freddie Mac                       4,234,400                   241,890,100

                                                              663,061,675

INSURANCE - 4.2%

Allmerica Financial Corp.         249,900                     13,760,119

Allstate Corp.                    548,980                     20,346,571

American International Group,     894,175                     107,859,859
Inc.

CIGNA Corp.                       798,800                     66,949,425

Loews Corp.                       159,400                     11,895,225

MGIC Investment Corp.             1,906,200                   66,836,138

PMI Group, Inc.                   34,700                      1,609,213

Torchmark Corp.                   172,600                     5,458,475

Travelers Property Casualty       233,100                     8,333,325
Corp. Class A

                                                              303,048,350

SAVINGS & LOANS - 0.7%

Golden State Bancorp, Inc.        460,000                     10,235,000

Golden West Financial Corp.       56,850                      5,429,175

Washington Mutual, Inc.           863,400                     35,291,475

                                                              50,955,650

SECURITIES INDUSTRY - 0.3%

Kokusai Securities Co. Ltd.       86,000                      962,390

Nomura Securities Co. Ltd.        2,284,000                   23,829,701

                                                              24,792,091

TOTAL FINANCE                                                 1,504,740,920

HEALTH - 10.2%

DRUGS & PHARMACEUTICALS - 5.0%

American Home Products Corp.      1,147,600                   74,880,900

Amgen, Inc. (a)                   1,376,500                   103,065,438

Astra AB Class A                  1,087,200                   24,937,645

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Lilly (Eli) & Co.                 235,700                    $ 20,005,038

Merck & Co., Inc.                 862,400                     69,153,700

Schering-Plough Corp.             1,157,700                   64,035,281

                                                              356,078,002

MEDICAL EQUIPMENT & SUPPLIES
- 2.7%

AmeriSource Health Corp.          754,600                     25,797,888
Class A (a)

Baxter International, Inc.        199,000                     13,134,000

Biomet, Inc.                      206,400                     8,655,900

Boston Scientific Corp. (a)       227,200                     9,215,800

Cardinal Health, Inc.             445,100                     29,376,600

Johnson & Johnson                 1,093,700                   102,466,019

St. Jude Medical, Inc. (a)        194,012                     4,729,043

U.S. Surgical Corp. rights        3                           0
6/30/00 (a)

                                                              193,375,250

MEDICAL FACILITIES MANAGEMENT
- 2.5%

Columbia/HCA Healthcare Corp.     5,405,187                   102,360,729

Humana, Inc. (a)                  1,111,100                   19,166,475

Tenet Healthcare Corp. (a)        1,626,000                   30,792,375

United HealthCare Corp.           544,100                     28,633,263

                                                              180,952,842

TOTAL HEALTH                                                  730,406,094

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.6%

ELECTRICAL EQUIPMENT - 2.6%

Alcatel Alsthom Compagnie         52,400                      5,976,877
Generale d'Electricite SA
(RFD)

Emerson Electric Co.              817,300                     43,265,819

General Electric Co.              467,800                     51,750,375

Grainger (W.W.), Inc.             268,800                     11,575,200

Koninklijke (Royal) Philips       311,900                     25,356,651
Electronics NV

Koninklijke (Royal) Philips       589,100                     48,563,931
Electronics NV ADR

                                                              186,488,853



                                 SHARES                      VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

Caterpillar, Inc.                 173,900                    $ 7,988,531

Deere & Co.                       75,300                      2,908,463

Illinois Tool Works, Inc.         96,200                      5,952,375

Tyco International Ltd.           392,100                     28,133,175

Ultratech Stepper, Inc. (a)       291,900                     4,123,088

United States Filter Corp. (a)    496,700                     15,211,438

                                                              64,317,070

POLLUTION CONTROL - 0.1%

Waste Management, Inc.            141,400                     6,274,625

TOTAL INDUSTRIAL MACHINERY &                                  257,080,548
EQUIPMENT

MEDIA & LEISURE - 2.5%

BROADCASTING - 0.6%

Cox Communications, Inc.          81,500                      6,163,438
Class A (a)

Infinity Broadcasting Corp.       26,300                      677,225
Class A (a)

MediaOne Group, Inc.              591,600                     37,566,600

                                                              44,407,263

ENTERTAINMENT - 0.2%

Cedar Fair LP (depository         35,600                      894,450
unit)

Disney (Walt) Co.                 144,400                     4,494,450

Fox Entertainment Group, Inc.     479,500                     13,006,438
(a)

King World Productions, Inc.      19,000                      580,688
(a)

                                                              18,976,026

LODGING & GAMING - 0.8%

Gtech Holdings Corp. (a)          36,300                      884,813

Mirage Resorts, Inc. (a)          779,700                     16,568,625

Promus Hotel Corp. (a)            772,500                     28,099,688

Sun International Hotels Ltd.     336,900                     11,075,588
(a)

                                                              56,628,714

PUBLISHING - 0.1%

Reader's Digest Association,      152,100                     4,781,644
Inc. Class A (non-vtg.)

Ziff-Davis, Inc. (a)              4,400                       83,600

                                                              4,865,244

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 0.8%

McDonald's Corp.                  457,000                    $ 20,707,813

Papa John's International,        108,200                     4,774,325
Inc. (a)

Tricon Global Restaurants,        23,600                      1,657,900
Inc. (a)

Wendy's International, Inc.       1,048,600                   29,819,563

                                                              56,959,601

TOTAL MEDIA & LEISURE                                         181,836,848

NONDURABLES - 4.2%

BEVERAGES - 0.1%

PepsiCo, Inc.                     168,300                     6,595,256

TOBACCO - 4.1%

Philip Morris Companies, Inc.     8,316,300                   292,629,806

TOTAL NONDURABLES                                             299,225,062

RETAIL & WHOLESALE - 9.0%

APPAREL STORES - 0.7%

Gap, Inc.                         244,200                     16,437,713

Ross Stores, Inc.                 139,700                     6,120,606

TJX Companies, Inc.               907,900                     30,868,600

                                                              53,426,919

GENERAL MERCHANDISE STORES -
2.8%

Federated Department Stores,      879,873                     35,304,904
Inc. (a)

Saks, Inc. (a)                    895,554                     23,284,404

Wal-Mart Stores, Inc.             1,529,600                   141,010,000

                                                              199,599,308

GROCERY STORES - 0.4%

Safeway, Inc. (a)                 537,300                     27,570,206

RETAIL & WHOLESALE,
MISCELLANEOUS - 5.1%

Circuit City Stores, Inc. -       670,000                     51,338,750
Circuit City Group

Home Depot, Inc.                  2,669,500                   166,176,375

Lowe's Companies, Inc.            1,757,200                   106,310,600

Office Depot, Inc. (a)            713,900                     26,280,444



                                 SHARES                      VALUE (NOTE 1)

Officemax, Inc. (a)               539,850                    $ 4,656,206

Staples, Inc. (a)                 411,075                     13,514,091

                                                              368,276,466

TOTAL RETAIL & WHOLESALE                                      648,872,899

SERVICES - 0.5%

ADVERTISING - 0.3%

Interpublic Group of              89,250                      6,950,344
Companies, Inc.

Omnicom Group, Inc.               59,000                      4,716,313

Young & Rubicam, Inc. (a)         162,700                     6,630,025

                                                              18,296,682

SERVICES - 0.2%

Service Corp. International       1,018,400                   14,512,200

TOTAL SERVICES                                                32,808,882

TECHNOLOGY - 11.6%

COMPUTER SERVICES & SOFTWARE
- 3.5%

Autobytel.com, Inc. (a)           3,300                       138,188

Automatic Data Processing,        578,000                     23,914,750
Inc.

Autoweb.com, Inc. (a)             2,500                       89,063

Black Box Corp. (a)               167,200                     5,183,200

BMC Software, Inc.                544,500                     20,180,531

Cadence Design Systems, Inc.      76,900                      1,980,175
(a)

Ceridian Corp. (a)                178,400                     6,522,750

Compuware Corp. (a)               1,100,000                   26,262,500

Critical Path, Inc. (a)           1,700                       130,900

DST Systems, Inc. (a)             46,600                      2,798,913

Electronics for Imaging, Inc.     283,200                     11,044,800
(a)

First Data Corp.                  604,200                     25,829,550

IMS Health, Inc.                  308,600                     10,222,375

Microsoft Corp. (a)               969,000                     86,846,625

OneMain.com, Inc. (a)             6,400                       232,000

Oracle Corp. (a)                  454,325                     11,982,822

Policy Management Systems         663,800                     20,328,875
Corp. (a)

Priceline.com, Inc. (a)           3,000                       248,625

                                                              253,936,642

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 1.9%

Compaq Computer Corp.             886,800                    $ 28,100,475

Hewlett-Packard Co.               46,100                      3,126,156

Ingram Micro, Inc. Class A (a)    98,600                      2,249,313

International Business            250,700                     44,436,575
Machines Corp.

SCI Systems, Inc. (a)             1,333,800                   39,513,825

Tech Data Corp. (a)               862,400                     19,781,300

                                                              137,207,644

ELECTRONIC INSTRUMENTS - 1.0%

Applied Materials, Inc. (a)       337,400                     20,813,363

Cognex Corp. (a)                  122,800                     2,908,825

KLA-Tencor Corp. (a)              159,200                     7,731,150

LAM Research Corp. (a)            620,000                     17,980,000

Novellus Systems, Inc. (a)        98,800                      5,446,350

Thermo Electron Corp. (a)         849,900                     11,526,769

Varian Associates, Inc.           35,700                      1,383,375

                                                              67,789,832

ELECTRONICS - 5.2%

Altera Corp. (a)                  127,900                     7,610,050

AMP, Inc.                         255,309                     13,706,902

Analog Devices, Inc. (a)          97,400                      2,897,650

Conexant Systems, Inc. (a)        96,900                      2,682,919

Etec Systems, Inc. (a)            97,800                      2,878,988

Flextronics International (a)     34,400                      1,754,400

Intel Corp.                       259,600                     30,924,850

International Rectifier Corp.     253,600                     1,775,200
(a)

Methode Electronics, Inc.         1,304,200                   14,509,225
Class A

Micrel, Inc. (a)                  83,500                      4,180,219

Microchip Technology, Inc. (a)    455,100                     15,757,838

Micron Technology, Inc. (a)       1,257,000                   60,650,250

Molex, Inc. Class A               477,981                     12,367,758

Motorola, Inc.                    498,000                     36,478,500

Solectron Corp. (a)               2,965,100                   143,992,669

Speedfam International, Inc.      36,600                      439,200
(a)



                                 SHARES                      VALUE (NOTE 1)

Thomas & Betts Corp.              448,300                    $ 16,839,269

Vishay Intertechnology, Inc.      51,925                      756,158

                                                              370,202,045

TOTAL TECHNOLOGY                                              829,136,163

TRANSPORTATION - 2.2%

AIR TRANSPORTATION - 1.7%

Alaska Air Group, Inc. (a)        103,600                     4,921,000

AMR Corp. (a)                     1,034,900                   60,606,331

Continental Airlines, Inc.        78,000                      2,964,000
Class B (a)

Delta Air Lines, Inc.             569,800                     39,601,100

Northwest Airlines Corp.          95,900                      2,667,219
Class A (a)

UAL Corp. (a)                     122,100                     9,493,275

US Airways Group, Inc. (a)        61,000                      2,977,563

                                                              123,230,488

RAILROADS - 0.3%

Burlington Northern Santa Fe      405,100                     13,317,663
Corp.

CSX Corp.                         305,600                     11,899,300

                                                              25,216,963

TRUCKING & FREIGHT - 0.2%

Airborne Freight Corp.            392,400                     12,213,450

TOTAL TRANSPORTATION                                          160,660,901

UTILITIES - 8.0%

CELLULAR - 2.2%

AirTouch Communications, Inc.     50,400                      4,869,900
(a)

Vodafone Group PLC  sponsored     827,480                     155,359,370
ADR

                                                              160,229,270

ELECTRIC UTILITY - 0.2%

Duke Energy Corp.                 72,200                      3,943,925

Niagara Mohawk Holdings, Inc.     98,700                      1,326,281
(a)

PG&E Corp.                        210,326                     6,533,251

                                                              11,803,457

GAS - 0.1%

Enron Corp.                       95,500                      6,135,875

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 5.5%

Ameritech Corp.                   175,200                    $ 10,139,700

AT&T Corp.                        485,719                     38,766,448

AT&T Corp. (Liberty Media         854,546                     44,970,483
Group) Class A (a)

Bell Atlantic Corp.               641,822                     33,174,175

BellSouth Corp.                   616,500                     24,698,531

MCI WorldCom, Inc. (a)            1,787,478                   158,303,520

SBC Communications, Inc.          732,100                     34,500,213

Sprint Corp. (FON Group)          487,400                     47,826,125

                                                              392,379,195

TOTAL UTILITIES                                               570,547,797

TOTAL COMMON STOCKS                           6,319,202,532
(Cost $3,755,572,892)


U.S. TREASURY OBLIGATIONS -
8.0%

MOODY'S RATINGS                            PRINCIPAL AMOUNT

8.125% 8/15/19                    Aaa      $ 401,000,000                    504,947,198

stripped principal:

0% 8/15/20                        Aaa       175,000,000                     48,492,500

0% 8/15/21                        Aaa       65,000,000                      17,054,050

TOTAL U.S. TREASURY OBLIGATIONS                                             570,493,748
(Cost $480,407,521)


CASH EQUIVALENTS - 3.8%

                                             SHARES

Taxable Central Cash Fund (b)                274,029,331                    274,029,331
(Cost $274,029,331)

TOTAL INVESTMENT IN                                                       $ 7,163,725,611
SECURITIES - 100%
(Cost $4,510,009,744)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.86%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $4,512,395,805. Net unrealized appreciation aggregated $2,651,329,806, of which $2,927,366,211 related to appreciated investment securities and $276,036,405 related to depreciated investment securities.

FIDELITY DESTINY PORTFOLIOS: DESTINY I

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  MARCH 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 7,163,725,611
value (cost $4,510,009,744)
- See accompanying schedule

Receivable for investments                    29,052,832
sold

Receivable for fund shares                    929,603
sold

Dividends receivable                          11,738,793

Interest receivable                           5,037,028

Other receivables                             531,223

 TOTAL ASSETS                                 7,211,015,090

LIABILITIES

Payable for investments        $ 24,214,033
purchased

Payable for fund shares         2,571,187
redeemed

Accrued management fee          1,762,515

Other payables and accrued      102,795
expenses

 TOTAL LIABILITIES                            28,650,530

NET ASSETS                                   $ 7,182,364,560

Net Assets consist of:

Paid in capital                              $ 4,006,227,506

Undistributed net investment                  29,286,992
income

Accumulated undistributed net                 493,128,087
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   2,653,721,975
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 269,838,319                  $ 7,182,364,560
shares outstanding

NET ASSET VALUE, offering                     $26.62
price and redemption price
per share ($7,182,364,560
(divided by) 269,838,319
shares)

STATEMENT OF OPERATIONS
                                 SIX MONTHS ENDED MARCH 31,
                                           1999 (UNAUDITED)

INVESTMENT INCOME                              $ 37,207,590
Dividends

Interest                                        25,825,372

 TOTAL INCOME                                   63,032,962

EXPENSES

Management fee Basic fee         $ 15,975,638

 Performance adjustment           (5,604,329)

Transfer agent fees               247,846

Accounting fees and expenses      449,652

Non-interested trustees'          19,838
compensation

Custodian fees and expenses       89,651

Registration fees                 18,516

Audit                             20,118

Legal                             19,302

Miscellaneous                     18,412

 Total expenses before            11,254,644
reductions

 Expense reductions               (372,016)     10,882,628

NET INVESTMENT INCOME                           52,150,334

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            568,379,826

 Foreign currency transactions    44,118        568,423,944

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            571,776,087

 Assets and liabilities in        (25,558)      571,750,529
foreign currencies

NET GAIN (LOSS)                                 1,140,174,473

NET INCREASE (DECREASE) IN                     $ 1,192,324,807
NET ASSETS RESULTING FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 52,150,334                $ 109,475,765
income

 Net realized gain (loss)         568,423,944                 517,543,833

 Change in net unrealized         571,750,529                 (106,149,070)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,192,324,807               520,870,528
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (105,472,897)               (111,209,839)
From net investment income

 From net realized gain           (544,915,685)               (480,404,897)

 TOTAL DISTRIBUTIONS              (650,388,582)               (591,614,736)

Share transactions Net            155,485,173                 194,919,194
proceeds from sales of shares

 Reinvestment of distributions    575,606,765                 531,084,059

 Cost of shares redeemed          (296,722,098)               (409,942,772)

 NET INCREASE (DECREASE) IN       434,369,840                 316,060,481
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       976,306,065                 245,316,273
IN NET ASSETS

NET ASSETS

 Beginning of period              6,206,058,495               5,960,742,222

 End of period (including        $ 7,182,364,560             $ 6,206,058,495
undistributed net investment
income of $29,286,992 and
$85,475,956, respectively)

OTHER INFORMATION
Shares

 Sold                             5,863,583                   7,674,934

 Issued in reinvestment of        22,670,607                  23,221,864
distributions

 Redeemed                         (11,148,827)                (16,076,270)

 Net increase (decrease)          17,385,363                  14,820,528



FINANCIAL HIGHLIGHTS
                                 SIX MONTHS ENDED MARCH 31, 1999  YEARS ENDED SEPTEMBER 30,

                                 (UNAUDITED)                      1998                  1997     1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 24.58                          $ 25.08               $ 20.41  $ 18.78  $ 17.70  $ 16.86
period

Income from Investment
Operations

Net investment income             .20 D                            .44 D                 .49 D    .45      .41      .30

Net realized and unrealized       4.43                             1.56                  6.36     2.42     3.54     1.69
gain (loss)

Total from investment             4.63                             2.00                  6.85     2.87     3.95     1.99
operations

Less Distributions

 From net investment income       (.42)                            (.47)                 (.45)    (.43)    (.34)    (.11)

From net realized gain            (2.17)                           (2.03)                (1.73)   (.81)    (2.53)   (1.04)

Total distributions               (2.59)                           (2.50)                (2.18)   (1.24)   (2.87)   (1.15)

Net asset value, end of period   $ 26.62                          $ 24.58               $ 25.08  $ 20.41  $ 18.78  $ 17.70

TOTAL RETURN B, C                 19.35%                           8.72%                 36.29%   16.04%   27.49%   12.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 7,182                          $ 6,206               $ 5,961  $ 4,565  $ 4,053  $ 3,273
millions)

Ratio of expenses to average      .32% A                           .33%                  .39%     .65%     .68%     .70%
net assets

Ratio of expenses to average      .31% A, E                        .33%                  .38% E   .65%     .68%     .70%
net assets after expense
reductions

Ratio of net investment           1.50% A                          1.71%                 2.20%    2.40%    2.35%    1.69%
income to average net assets

Portfolio turnover rate           43% A                            27%                   32%      42%      55%      77%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND CUSTODIAN FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY DESTINY PORTFOLIOS: DESTINY II

INVESTMENTS MARCH 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.6%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.9%

AEROSPACE & DEFENSE - 0.7%

Gulfstream Aerospace Corp. (a)    102,100                    $ 4,428,588

Textron, Inc.                     435,100                     33,665,863

                                                              38,094,451

SHIP BUILDING & REPAIR - 0.2%

General Dynamics Corp.            150,100                     9,643,925

TOTAL AEROSPACE & DEFENSE                                     47,738,376

BASIC INDUSTRIES - 0.7%

CHEMICALS & PLASTICS - 0.2%

E.I. du Pont de Nemours and       47,400                      2,752,163
Co.

Praxair, Inc.                     274,100                     9,884,731

                                                              12,636,894

METALS & MINING - 0.2%

Alcoa, Inc.                       217,800                     8,970,638

PACKAGING & CONTAINERS - 0.3%

Corning, Inc.                     236,100                     14,166,000

TOTAL BASIC INDUSTRIES                                        35,773,532

CONSTRUCTION & REAL ESTATE -
1.7%

BUILDING MATERIALS - 1.4%

Masco Corp.                       1,511,500                   42,699,875

Newell Rubbermaid, Inc.           602,268                     28,607,730

                                                              71,307,605

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Duke Realty Investments, Inc.     368,900                     7,931,350

Equity Residential Properties     224,100                     9,244,125
 Trust (SBI)

                                                              17,175,475

TOTAL CONSTRUCTION & REAL                                     88,483,080
ESTATE



                                 SHARES                      VALUE (NOTE 1)

DURABLES - 1.9%

AUTOS, TIRES, & ACCESSORIES -
1.2%

Danaher Corp.                     278,700                    $ 14,562,075

Ford Motor Co.                    460,600                     26,139,050

General Motors Corp.              276,000                     23,977,500

                                                              64,678,625

CONSUMER DURABLES - 0.2%

Minnesota Mining &                138,400                     9,791,800
Manufacturing Co.

CONSUMER ELECTRONICS - 0.4%

Black & Decker Corp.              274,200                     15,200,963

Maytag Corp.                      106,600                     6,435,975

                                                              21,636,938

HOME FURNISHINGS - 0.1%

Leggett & Platt, Inc.             197,200                     3,944,000

TOTAL DURABLES                                                100,051,363

ENERGY - 4.6%

ENERGY SERVICES - 1.2%

Halliburton Co.                   865,400                     33,317,900

Schlumberger Ltd.                 471,900                     28,402,481

                                                              61,720,381

OIL & GAS - 3.4%

BP Amoco PLC sponsored ADR        418,006                     42,192,481

Chevron Corp.                     218,100                     19,288,219

Exxon Corp.                       724,600                     51,129,588

Mobil Corp.                       312,400                     27,491,200

Royal Dutch Petroleum Co. (NY     414,800                     21,569,600
Registry Gilder 1.25)

Texaco, Inc.                      208,400                     11,826,700

USX-Marathon Group                321,700                     8,846,750

                                                              182,344,538

TOTAL ENERGY                                                  244,064,919

FINANCE - 13.2%

BANKS - 4.3%

Bank of New York Co., Inc.        1,049,640                   37,721,438

Bank One Corp.                    567,000                     31,220,438

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

BankBoston Corp.                  357,400                    $ 15,479,888

Chase Manhattan Corp.             1,231,500                   100,136,344

U.S. Bancorp                      927,400                     31,589,563

Wells Fargo & Co.                 385,500                     13,516,594

                                                              229,664,265

CREDIT & OTHER FINANCE - 3.9%

American Express Co.              851,300                     100,027,750

Associates First Capital          679,600                     30,582,000
Corp.  Class A

Citigroup, Inc.                   1,208,300                   77,180,163

                                                              207,789,913

FEDERAL SPONSORED CREDIT - 3.5%

Fannie Mae                        1,514,100                   104,851,425

Freddie Mac                       1,354,100                   77,352,963

                                                              182,204,388

INSURANCE - 1.4%

AFLAC, Inc.                       30,100                      1,638,569

Allmerica Financial Corp.         134,600                     7,411,413

American International Group,     473,337                     57,096,276
Inc.

Hartford Financial Services       49,100                      2,789,494
Group, Inc.

MBIA, Inc.                        54,800                      3,178,400

                                                              72,114,152

SECURITIES INDUSTRY - 0.1%

E Trade Group, Inc. (a)           109,800                     6,402,713

TOTAL FINANCE                                                 698,175,431

HEALTH - 10.6%

DRUGS & PHARMACEUTICALS - 6.8%

Allergan, Inc.                    44,700                      3,928,013

American Home Products Corp.      623,300                     40,670,325

Amgen, Inc. (a)                   470,200                     35,206,225

Biogen, Inc. (a)                  157,700                     18,027,081

Bristol-Myers Squibb Co.          1,012,300                   65,103,544

Elan Corp. PLC sponsored ADR      65,400                      4,561,650
(a)

Lilly (Eli) & Co.                 426,700                     36,216,163



                                 SHARES                      VALUE (NOTE 1)

Merck & Co., Inc.                 1,117,500                  $ 89,609,531

Schering-Plough Corp.             1,054,200                   58,310,438

Warner-Lambert Co.                146,800                     9,716,325

                                                              361,349,295

MEDICAL EQUIPMENT & SUPPLIES
- 3.8%

Abbott Laboratories               166,800                     7,808,325

Baxter International, Inc.        46,800                      3,088,800

Becton, Dickinson & Co.           446,400                     17,102,700

Boston Scientific Corp. (a)       558,100                     22,637,931

Cardinal Health, Inc.             775,454                     51,179,964

Guidant Corp.                     472,600                     28,592,300

Johnson & Johnson                 594,900                     55,734,694

Medtronic, Inc.                   176,000                     12,628,000

Stryker Corp.                     31,900                      1,608,956

U.S. Surgical Corp. rights        1                           0
6/30/00 (a)

                                                              200,381,670

TOTAL HEALTH                                                  561,730,965

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.1%

ELECTRICAL EQUIPMENT - 3.9%

Emerson Electric Co.              155,100                     8,210,606

General Electric Co.              1,787,900                   197,786,438

Honeywell, Inc.                   29,900                      2,266,794

                                                              208,263,838

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.2%

Deere & Co.                       77,000                      2,974,125

Dover Corp.                       211,700                     6,959,638

Illinois Tool Works, Inc.         375,600                     23,240,250

Ingersoll-Rand Co.                344,800                     17,110,700

Stanley Works                     205,100                     5,255,688

Tyco International Ltd.           846,300                     60,722,025

                                                              116,262,426

TOTAL INDUSTRIAL MACHINERY &                                  324,526,264
EQUIPMENT

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - 12.6%

BROADCASTING - 6.8%

CBS Corp.                         894,700                    $ 36,626,781

Clear Channel Communications,     354,700                     23,787,069
Inc. (a)

Comcast Corp. Class A             747,300                     47,033,194
(special)

Cox Communications, Inc.          48,500                      3,667,813
Class A (a)

Time Warner, Inc.                 3,340,803                   237,405,790

USA Networks, Inc. (a)            370,900                     13,282,856

                                                              361,803,503

ENTERTAINMENT - 2.3%

Carnival Corp.                    117,000                     5,681,813

Disney (Walt) Co.                 901,600                     28,062,300

Fox Entertainment Group, Inc.     1,042,800                   28,285,950
(a)

News Corp. Ltd. sponsored ADR     89,500                      2,461,250
(ltd. vtg.)

Viacom, Inc.:

Class A (a)                       66,400                      5,531,950

Class B (non-vtg.) (a)            621,700                     52,183,944

                                                              122,207,207

PUBLISHING - 1.6%

Harcourt General, Inc.            361,000                     15,996,813

McGraw-Hill Companies, Inc.       1,134,600                   61,835,700

Meredith Corp.                    222,600                     6,997,988

Reader's Digest Association,      43,200                      1,358,100
Inc. Class A (non-vtg.)

                                                              86,188,601

RESTAURANTS - 1.9%

Marriott International, Inc.      56,500                      1,899,813
Class A

McDonald's Corp.                  1,358,300                   61,547,969

Tricon Global Restaurants,        526,700                     37,000,675
Inc. (a)

                                                              100,448,457

TOTAL MEDIA & LEISURE                                         670,647,768

NONDURABLES - 4.5%

BEVERAGES - 0.3%

Coca-Cola Co. (The)               306,400                     18,805,300

FOODS - 0.6%

Dean Foods Co.                    252,300                     8,988,188



                                 SHARES                      VALUE (NOTE 1)

Heinz (H.J.) Co.                  191,700                    $ 9,081,788

Keebler Foods Co. (a)             229,100                     8,362,150

Nabisco Holdings Corp. Class A    76,300                      3,171,219

                                                              29,603,345

HOUSEHOLD PRODUCTS - 2.6%

Avon Products, Inc.               960,000                     45,180,000

Clorox Co.                        301,133                     35,289,023

Colgate-Palmolive Co.             217,400                     20,000,800

Procter & Gamble Co.              292,600                     28,656,513

Unilever NV (NY shares)           135,800                     9,022,213

                                                              138,148,549

TOBACCO - 1.0%

Philip Morris Companies, Inc.     1,523,800                   53,618,713

TOTAL NONDURABLES                                             240,175,907

RETAIL & WHOLESALE - 9.4%

APPAREL STORES - 1.0%

TJX Companies, Inc.               1,594,300                   54,206,200

DRUG STORES - 1.3%

CVS Corp.                         1,374,900                   65,307,750

GENERAL MERCHANDISE STORES -
4.6%

Costco Companies, Inc. (a)        455,100                     41,670,094

Dayton Hudson Corp.               1,074,300                   71,575,238

Nordstrom, Inc.                   638,500                     26,098,688

Saks, Inc. (a)                    922,200                     23,977,200

Wal-Mart Stores, Inc.             888,900                     81,945,469

                                                              245,266,689

GROCERY STORES - 1.0%

Kroger Co. (a)                    452,400                     27,087,450

Safeway, Inc. (a)                 480,900                     24,676,181

                                                              51,763,631

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.5%

Home Depot, Inc.                  956,400                     59,535,900

Lowe's Companies, Inc.            327,600                     19,819,800

                                                              79,355,700

TOTAL RETAIL & WHOLESALE                                      495,899,970

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SERVICES - 3.0%

ADVERTISING - 2.3%

Interpublic Group of              489,800                    $ 38,143,175
Companies, Inc.

Omnicom Group, Inc.               1,058,500                   84,613,844

Outdoor Systems, Inc. (a)         7,700                       231,000

Young & Rubicam, Inc. (a)         36,600                      1,491,450

                                                              124,479,469

EDUCATIONAL SERVICES - 0.1%

Apollo Group, Inc. Class A (a)    88,100                      2,631,988

PRINTING - 0.2%

Donnelley (R.R.) & Sons Co.       289,300                     9,311,844

SERVICES - 0.4%

Ecolab, Inc.                      507,750                     18,025,125

ServiceMaster Co.                 228,150                     4,634,297

                                                              22,659,422

TOTAL SERVICES                                                159,082,723

TECHNOLOGY - 15.6%

COMMUNICATIONS EQUIPMENT - 2.4%

Ascend Communications, Inc.       273,000                     22,846,688
(a)

Cisco Systems, Inc. (a)           371,400                     40,691,512

Lucent Technologies, Inc.         276,100                     29,749,775

OY Nokia AB sponsored ADR         230,900                     35,962,675

                                                              129,250,650

COMPUTER SERVICES & SOFTWARE
- 7.0%

Amazon.com, Inc. (a)              109,400                     18,837,313

America Online, Inc.              472,300                     68,955,800

At Home Corp. Series A (a)        75,100                      11,828,250

Automatic Data Processing,        134,500                     5,564,938
Inc.

BMC Software, Inc.                221,300                     8,201,931

Compuware Corp. (a)               385,800                     9,210,975

IMS Health, Inc.                  569,400                     18,861,375

Intuit, Inc. (a)                  283,100                     28,805,425

Microsoft Corp. (a)               1,662,800                   149,028,450

Oracle Corp. (a)                  554,662                     14,629,210

Parametric Technology Corp.       146,400                     2,891,400
(a)



                                 SHARES                      VALUE (NOTE 1)

Unisys Corp. (a)                  945,745                    $ 26,185,315

Vignette Corp. (a)                800                         60,200

Yahoo!, Inc. (a)                  62,800                      10,573,950

                                                              373,634,532

COMPUTERS & OFFICE EQUIPMENT
- 3.5%

Compaq Computer Corp.             381,500                     12,088,781

International Business            297,100                     52,660,975
Machines Corp.

Pitney Bowes, Inc.                216,000                     13,770,000

SCI Systems, Inc. (a)             773,100                     22,903,088

Sun Microsystems, Inc. (a)        147,900                     18,478,256

Xerox Corp.                       1,183,400                   63,163,975

                                                              183,065,075

ELECTRONIC INSTRUMENTS - 0.2%

Applied Materials, Inc. (a)       148,300                     9,148,256

ELECTRONICS - 2.5%

Analog Devices, Inc. (a)          343,200                     10,210,200

Intel Corp.                       250,300                     29,816,988

Micron Technology, Inc. (a)       199,500                     9,625,875

Motorola, Inc.                    307,400                     22,517,050

Solectron Corp. (a)               426,192                     20,696,949

Texas Instruments, Inc.           405,600                     40,255,800

                                                              133,122,862

TOTAL TECHNOLOGY                                              828,221,375

TRANSPORTATION - 0.5%

RAILROADS - 0.5%

Burlington Northern Santa Fe      276,200                     9,080,075
Corp.

CSX Corp.                         161,200                     6,276,725

Union Pacific Corp.               202,200                     10,805,063

                                                              26,161,863

UTILITIES - 10.3%

CELLULAR - 1.6%

AirTouch Communications, Inc.     204,700                     19,779,138
(a)

ALLTEL Corp.                      319,700                     19,941,288

Vodafone Group PLC  sponsored     251,900                     47,294,225
ADR

                                                              87,014,651

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - 1.7%

Duke Energy Corp.                 442,600                    $ 24,177,025

Entergy Corp.                     370,600                     10,191,500

Illinova Corp.                    240,600                     5,097,713

IPALCO Enterprises, Inc.          470,200                     10,315,013

PECO Energy Co.                   280,800                     12,987,000

PG&E Corp.                        475,142                     14,759,098

Unicom Corp.                      401,800                     14,690,813

                                                              92,218,162

TELEPHONE SERVICES - 7.0%

AT&T Corp.                        1,170,179                   93,394,911

AT&T Corp. (Liberty Media         429,446                     22,599,596
Group) Class A (a)

Bell Atlantic Corp.               74,400                      3,845,550

BellSouth Corp.                   165,100                     6,614,319

MCI WorldCom, Inc. (a)            1,660,103                   147,022,872

Qwest Communications              279,400                     20,142,994
International, Inc. (a)

SBC Communications, Inc.          1,603,800                   75,579,075

                                                              369,199,317

TOTAL UTILITIES                                               548,432,130

TOTAL COMMON STOCKS                                           5,069,165,666
(Cost $3,498,535,224)

CONVERTIBLE PREFERRED STOCKS
- 0.1%



FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.1%

Federal-Mogul Financing Trust     168,000                     9,156,000
$3.50 (c) (Cost $12,584,940)


CONVERTIBLE BONDS - 0.4%

MOODY'S RATINGS                             PRINCIPAL AMOUNT               VALUE  (NOTE 1)

FINANCE - 0.3%

CREDIT & OTHER FINANCE - 0.3%

Elan Finance Corp. Ltd. 0%        Baa3      $ 27,600,000                   $ 15,939,000
12/14/18 liquid yield option
notes (c)

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Total Renal Care Holdings,        B1         5,900,000                      4,454,500
Inc. 7% 5/15/09 (c)

TOTAL CONVERTIBLE BONDS                                                     20,393,500
(Cost $20,522,301)

U.S. TREASURY OBLIGATIONS -
1.2%

6.75% 8/15/26                     Aaa        33,825,000                     37,762,568

7% 7/15/06                        Aaa        22,525,000                     24,643,702

TOTAL U.S. TREASURY OBLIGATIONS                                             62,406,270
(Cost $67,698,445)


CASH EQUIVALENTS - 2.7%

                                              SHARES

Taxable Central Cash Fund (b)                 142,096,085                    142,096,085
(Cost $142,096,085)

TOTAL INVESTMENT IN                                                        $ 5,303,217,521
SECURITIES - 100%
(Cost $3,741,436,995)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.86%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $29,549,500 or 0.6% of net assets.

INCOME TAX INFORMATION

At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $3,747,228,090. Net unrealized appreciation aggregated $1,555,989,431, of which $1,651,437,491 related to appreciated investment securities and $95,448,060 related to depreciated investment securities.

FIDELITY DESTINY PORTFOLIOS: DESTINY II

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  MARCH 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 5,303,217,521
value (cost $3,741,436,995)
- See accompanying schedule

Receivable for investments                    20,624,205
sold

Receivable for fund shares                    1,615,234
sold

Dividends receivable                          5,498,190

Interest receivable                           1,439,183

Other receivables                             224,970

 TOTAL ASSETS                                 5,332,619,303

LIABILITIES

Payable for investments        $ 43,010,569
purchased

Payable for fund shares         1,946,242
redeemed

Accrued management fee          2,197,581

Other payables and accrued      26,963
expenses

 TOTAL LIABILITIES                            47,181,355

NET ASSETS                                   $ 5,285,437,948

Net Assets consist of:

Paid in capital                              $ 3,598,200,595

Undistributed net investment                  19,411,772
income

Accumulated undistributed net                 106,046,600
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   1,561,778,981
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 352,185,181                  $ 5,285,437,948
shares outstanding

NET ASSET VALUE, offering                     $15.01
price and redemption price
per share ($5,285,437,948
(divided by) 352,185,181
shares)

STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED MARCH 31,
                                             1999 (UNAUDITED)

INVESTMENT INCOME                                $ 24,412,453
Dividends

Interest                                          5,978,018

 TOTAL INCOME                                     30,390,471

EXPENSES

Management fee Basic fee         $ 13,940,409

 Performance adjustment           (3,091,695)

Transfer agent fees               119,501

Accounting fees and expenses      432,916

Non-interested trustees'          11,202
compensation

Custodian fees and expenses       45,506

Registration fees                 9,456

Audit                             17,786

Legal                             8,065

Miscellaneous                     11,867

 Total expenses before            11,505,013
reductions

 Expense reductions               (510,045)       10,994,968

NET INVESTMENT INCOME                             19,395,503

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            119,293,438

 Foreign currency transactions    15,527          119,308,965

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            1,146,717,371

 Assets and liabilities in        (48,355)        1,146,669,016
foreign currencies

NET GAIN (LOSS)                                   1,265,977,981

NET INCREASE (DECREASE) IN                       $ 1,285,373,484
NET ASSETS RESULTING FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 19,395,503                $ 49,870,755
income

 Net realized gain (loss)         119,308,965                 911,976,206

 Change in net unrealized         1,146,669,016               (723,728,685)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,285,373,484               238,118,276
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (34,128,925)                (63,384,584)
From net investment income

 From net realized gain           (864,394,671)               (245,892,803)

 TOTAL DISTRIBUTIONS              (898,523,596)               (309,277,387)

Share transactions Net            376,164,145                 501,235,130
proceeds from sales of shares

 Reinvestment of distributions    875,226,224                 302,744,998

 Cost of shares redeemed          (322,211,420)               (372,556,327)

 NET INCREASE (DECREASE) IN       929,178,949                 431,423,801
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,316,028,837               360,264,690
IN NET ASSETS

NET ASSETS

 Beginning of period              3,969,409,111               3,609,144,421

 End of period (including        $ 5,285,437,948             $ 3,969,409,111
undistributed net investment
income of $19,411,772 and
$36,167,783, respectively)

OTHER INFORMATION
Shares

 Sold                             25,826,072                  33,666,459

 Issued in reinvestment of        66,405,632                  22,694,528
distributions

 Redeemed                         (22,114,041)                (24,889,611)

 Net increase (decrease)          70,117,663                  31,471,376



FINANCIAL HIGHLIGHTS
                                 SIX MONTHS ENDED MARCH 31, 1999  YEARS ENDED SEPTEMBER 30,

                                 (UNAUDITED)                      1998                  1997     1996 F   1995 F   1994 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.07                          $ 14.40               $ 11.61  $ 10.57  $ 9.52   $ 8.89
period

Income from Investment
Operations

Net investment income             .06 D                            .18 D                 .27 D    .24      .22      .14

Net realized and unrealized       4.04                             .71                   3.52     1.34     1.99     .96
gain (loss)

Total from investment             4.10                             .89                   3.79     1.58     2.21     1.10
operations

Less Distributions

 From net investment income       (.12)                            (.25)                 (.25)    (.22)    (.17)    (.04)

From net realized gain            (3.04)                           (.97)                 (.75)    (.32)    (.99)    (.43)

Total distributions               (3.16)                           (1.22)                (1.00)   (.54)    (1.16)   (.47)

Net asset value, end of period   $ 15.01                          $ 14.07               $ 14.40  $ 11.61  $ 10.57  $ 9.52

TOTAL RETURN B, C                 32.26%                           6.64%                 34.72%   15.43%   26.98%   12.67%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 5,285                          $ 3,969               $ 3,609  $ 2,538  $ 2,032  $ 1,437
millions)

Ratio of expenses to average      .49% A                           .48%                  .54%     .78%     .80%     .80%
net assets

Ratio of expenses to average      .47% A, E                        .48%                  .53% E   .78%     .80%     .80%
net assets after expense
reductions

Ratio of net investment           .82% A                           1.23%                 2.11%    2.38%    2.33%    1.56%
income to average net assets

Portfolio turnover rate           67% A                            106%                  35%      37%      52%      72%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND CUSTODIAN FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F PER-SHARE DATA HAVE BEEN ADJUSTED FOR A 3-FOR-1 SHARE SPLIT PAID
JUNE 21, 1996.

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED MARCH 31, 1999 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. In January, 1999, the Board of Trustees approved the creation of an additional class of shares for each of Destiny I and Destiny II, Class N shares. Offering of the new class commenced on April 30, 1999. Class N shares are subject to an annual distribution and service fee of 0.25% of the class' average net assets. Class N shares will also pay FSC a transfer agent fee that may not exceed an annual rate of 0.63% of the class' average net assets. Shares of each new class will be offered publicly through Fidelity Systematic Investment Plans: Destiny Plans I: New Class and Destiny Plans II: New Class. Shares of the Original Class, renamed Class O, will continue to be offered publicly through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with two series. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales. The funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. Certain funds use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Destiny I: Purchases and sales of securities, other than short-term securities, aggregated $1,420,895,768 and $1,543,749,029, respectively, of which U.S. government and government agency obligations aggregated $0 and $152,315,313, respectively.

3. PURCHASE AND SALES OF INVESTMENTS - CONTINUED

Destiny II: Purchases and sales of securities, other than short-term securities, aggregated $1,762,113,353 and $1,521,715,982, respectively, of which U.S. government and government agency obligations aggregated $67,698,445 and $0, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .17% and .30% for the Destiny I and Destiny II funds, respectively. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).24% of each fund's average net assets up to and including $100,000,000 and (plus/minus).20% of each fund's average net assets in excess of $100,000,000 over the performance period) based on each fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fees were equivalent to annualized rates of .30% and .46%, respectively of average net assets after the performance adjustment for the Destiny I and Destiny II funds, respectively.

Fidelity Distributors Corporation, an affiliate of FMR and sponsor of the Plans, received $536,261 and $1,683,619 as its portion of the Creation and Sales Charges on sales of Destiny Plans I and Destiny Plans II, respectively, for the period.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .01% and .01% of the average net assets of Destiny I and Destiny II, respectively.

ACCOUNTING FEES. FSC maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. Each fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms for Destiny I and Destiny II were $328,229 and $199,760, respectively for the period.

5. EXPENSE REDUCTIONS.

FMR directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, each fund's expenses were reduced by $361,720 and $488,999 under this arrangement for Destiny I and Destiny II, respectively.

In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $389 and $9,907 for Destiny I and $9,213 and $11,833, for Destiny II under these arrangements, respectively.

6. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of the funds, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the funds' independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended September 30, 1999. During the two most recent fiscal years, Pricewaterhouse Coopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the funds and Pricewaterhouse Coopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Pricewaterhouse Coopers LLP would have caused them to make reference to the disagreement in their report.